Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Consolidated Balance Sheet (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Statement Of Balance Sheet [line items]
Deferred income tax liability	$ 250	$ 4,068
Total liabilities	20,815	24,310
Accumulated deficit	(128,794)	(98,560)
Accumulated other comprehensive income	3,216	2,077
Total shareholders' equity	$ 23,626	35,678	$ 58,511
Previously Reported
Statement Of Balance Sheet [line items]
Deferred income tax liability		5,825
Total liabilities		26,067
Accumulated deficit		(100,265)
Accumulated other comprehensive income		2,025
Total shareholders' equity		33,921
Adjustments
Statement Of Balance Sheet [line items]
Deferred income tax liability		(1,757)
Total liabilities		(1,757)
Accumulated deficit		1,705
Accumulated other comprehensive income		52
Total shareholders' equity		$ 1,757